S000009414 [Member] Investment Objectives and Goals - iShares U.S. Oil & Gas Exploration & Production ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF Ticker: IEOStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector.